CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Convertible notes payable, net of discount	$ 0	$ 396,033	$ 0
Notes payable, net of discount	$ 0	$ 18,252	$ 0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	3,681,071,235	3,098,271,081	1,544,793,446
Common stock, shares outstanding	3,620,071,235	2,946,271,099	1,544,126,787
Preferred stock, par value	$ 0.0001
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	13,992,340	13,992,340	13,992,340
Preferred stock, shares outstanding	13,992,340	13,992,340	13,992,340
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	1,327,640	1,327,640	1,327,640
Preferred stock, shares outstanding	1,327,640	1,327,640	1,327,640
Series A A Convertible Stocks [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1